INVENTORIES (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Inventories [Abstract]
Raw materials and spare parts inventories	$ 124,243	$ 152,584
Work in progress	42,590	75,535
Finished goods	561,159	823,933
Inventories, total	$ 727,992	$ 1,052,052